Other receivables and prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Utility Deposits	$ 10	$ 0
Other receivables	27	26
Prepaid employees compensation	1,461
Other prepayments	362	2
Other receivables and prepayments	$ 1,860	$ 28